Carillon Eagle Mid Cap Growth Fund
SUMMARY OF CARILLON EAGLE MID CAP GROWTH FUND | 3.1.2018
Investment objective
The Carillon Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund” or the “fund”) seeks long-term capital appreciation.
Fees and expenses of the fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Growth Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts is available from your financial professional, on page 91 of the fund’s Prospectus and on page 43 of the fund’s Statement of Additional Information.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees - Carillon Eagle Mid Cap Growth Fund	Class A		Class C		Class I	Class Y	Class R-3	Class R-5	Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none		none	none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[1]	none	none	none	none	none
Redemption Fee	none		none		none	none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Carillon Eagle Mid Cap Growth Fund	Class A		Class C		Class I	Class Y		Class R-3		Class R-5	Class R-6
Management Fees	0.54%		0.54%		0.54%	0.54%		0.54%		0.54%	0.54%
Distribution and Service (12b-1) Fees	0.25%		1.00%		none	0.25%		0.50%		none	none
Other Expenses	0.28%	[1]	0.25%	[1]	0.24%	0.24%	[2]	0.29%	[1]	0.25%	0.15%
Total Annual Fund Operating Expenses	1.07%		1.79%		0.78%	1.03%		1.33%		0.79%	0.69%
[1]	Other expenses have been restated to reflect the current administrative services fee rate for Class A, Class C and Class R-3 shares.
[2]	Other expenses are estimated for the current fiscal year.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Carillon Eagle Mid Cap Growth Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	579	799	1,037	1,719
Class C	282	563	970	2,105
Class I	80	249	433	966
Class Y	105	328	569	1,259
Class R-3	135	421	729	1,601
Class R-5	81	252	439	978
Class R-6	70	221	384	859

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal investment strategies
During normal market conditions, the Mid Cap Growth Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. The fund’s portfolio managers consider mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations greater than $1 billion and equal to or less than the largest company in the Russell Midcap® Growth Index during the most recent 12-month period (approximately $85.0 billion during the 12-month period ended December 31, 2017).

The fund will invest primarily in the equity securities of companies that the portfolio managers believe have the potential for above-average earnings or sales growth, reasonable valuations and acceptable debt levels. Such stocks can typically have high price-to-earnings ratios. Equity securities include common and preferred stock, warrants or rights exercisable into common or preferred stock and high-quality convertible securities. Although the portfolio managers generally do not emphasize investment in any particular investment sector or industry, the fund may invest a significant portion of its assets in the securities of companies in the information technology sector at any given time. The fund will generally sell when the stock has met the portfolio managers’ target price, the investment is no longer valid, a better investment opportunity has arisen or if the investment reaches a value more than 5% of the fund’s net assets. At times, the fund may hold securities of small-capitalization companies.
Principal risks
The greatest risk of investing in the fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) also increases and decreases. An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in this fund are subject to the following primary risks:
  Equity securities are subject to stock market risk.
  Common stock.  The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company;

  Preferred stock. Preferred stocks are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders;

  Convertible securities.  Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Convertible securities also are sensitive to movements in interest rates;

  Rights and warrants.  Rights and warrants do not carry dividend or voting rights with respect to the underlying securities or any rights in the assets of the issuer, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date;
  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, limited managerial and financial resources, more volatile performance, and less liquid stock, compared to larger, more established companies;
  Sector risk is the risk associated with the fund holding a core portfolio of stocks invested in similar businesses, all of which could be affected by the same economic or market conditions.
  Information technology sector risk is the risk that products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company's business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies;
  Small-cap company risk arises because small-cap companies may have less liquid stock, a more volatile share price, a limited product or service base, narrower commercial markets and limited access to capital, compared to larger, more established companies; and
  Stock market risk is the risk of broad stock market decline or volatility or a decline in particular holdings in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment.

Performance
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another. Class Y shares commenced operations on November 20, 2017. Historical performance shown for Class Y shares prior to that date reflects the performance of Class A shares, adjusted to reflect that purchases of Class Y shares are not subject to any sales charges. Each of the fund’s share classes is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same sales charges and expenses. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at carillontower.com.

During 10 year period	Return	Quarter Ended
(Class A shares):
Best Quarter	18.31%	December 31, 2010
Worst Quarter	(25.72)%	December 31, 2008

The returns in the preceding bar chart and table do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2017): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns - Carillon Eagle Mid Cap Growth Fund	Inception Date	1-yr	5-yr	10-yr	Lifetime (if less than 10 yrs)
Class A	Aug. 20, 1998	23.72%	15.27%	9.08%
Class A | After Taxes on Distributions	Aug. 20, 1998	22.96%	14.26%	8.55%
Class A | After Taxes on Distributions and Sale of Fund Shares	Aug. 20, 1998	14.06%	12.10%	7.35%
Class C	Aug. 20, 1998	28.99%	15.57%	8.82%
Class I	Jun. 21, 2006	30.35%	16.78%	10.00%
Class Y	Nov. 20, 2017	29.90%	16.40%	9.61%
Class R-3	Jan. 12, 2009	29.54%	16.07%		16.99%
Class R-3 | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	Jan. 12, 2009				17.84%
Class R-5	Dec. 28, 2009	30.32%	16.75%		14.58%
Class R-5 | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	Dec. 28, 2009				14.20%
Class R-6	Aug. 15, 2011	30.44%	16.90%		15.43%
Class R-6 | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	Aug. 15, 2011				14.64%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)		25.27%	15.30%	9.10%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class Y, Class R-3, Class R-5, and Class R-6 will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.